Redeemable Non-controlling Interest of a Subsidiary (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Summary of Redeemable Noncontrolling Interest

	2017	2018	2018
	RMB	RMB	US$
	(Amount in Thousands)
Beginning of the year	330,664	—	—
Issuance of redeemable non-controlling interest of a subsidiary	—	—	—
Net income attributable to redeemable non-controlling interest of a subsidiary	6,483	—	—
Termination of redeemable non-controlling interest of a subsidiary	(337,147)	—	—
Redeemable non-controlling interest—end of the year	—	—	—